Trade and Notes Payables (Tables)	6 Months Ended
Jun. 30, 2021
Trade And Other Payables [Abstract]
Summary of Trade and Notes Payables
	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Trade payables	4,911	11,001
Notes payables	327	—
	5,238	11,001